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AXA Equitable Life Insurance Company
MONY Life Insurance Company of America

SUPPLEMENT DATED JUNE 20, 2012 TO THE CURRENT VARIABLE ANNUITY AND LIFE PROSPECTUSES AND SUPPLEMENTS TO THE PROSPECTUSES

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Both the Prospectus and statement of additional information are hereby incorporated by reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.

SUB-ADVISER ADDITION

Effective June 18, 2012, Lord Abbett & Co. LLC was added as a sub-adviser to an allocated portion of the Multimanager Mid Cap Value Portfolio ("Portfolio"). AXA Equitable Funds Management Group, LLC will remain as investment manager to the Portfolio and BlackRock Investment Management, LLC, Diamond Hill Capital Management, Inc. and Knightsbridge Asset Management, LLC will remain as sub-advisers to the Portfolio.

Please see "Portfolios of the Trusts" in your Prospectus for more information.



                Distributed by affiliate AXA Advisors, LLC and
               for certain contracts co-distributed by affiliate
                             AXA Distributors, LLC
                          1290 Avenue of the Americas
                              New York, NY 10104.

             COPYRIGHT 2012 AXA EQUITABLE LIFE INSURANCE COMPANY.
            COPYRIGHT 2012 MONY LIFE INSURANCE COMPANY OF AMERICA.
                             ALL RIGHTS RESERVED.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                    MONY LIFE INSURANCE COMPANY OF AMERICA
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104
                                 212-554-1234

                   IM-08-12 (6/12)                                150003 (6/12)
                   NB/IF (SAR)                                          #368317